Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non cash sales incentives			$ 22,916	$ 458,162	$ 458,162	$ 2,480,900
Inventory valuation allowance	5,100,000	3,100,000	5,697,809	15,435,121	15,829,639	20,537,341	2,691,787
Provisions for losses on noncancelable purchase commitments	1,900,000	785,000	1,900,000	3,400,000	5,600,000	8,500,000
Related party expense					3,130,000	625,000	1,100,000
Convertible Preferred stock dividend rate			6.00%	6.00%	6.00%
Series B Preferred Stock
Convertible Preferred stock dividend rate					6.00%
Series C Preferred Stock
Convertible Preferred stock dividend rate					8.00%
Selling, Distribution and Administrative Expenses [Member]
Related party expense	656,000	461,000	1,800,000	1,200,000	259,000	918,000	379,000
Operations [Member]
Related party expense					397,000	122,000
General and Administrative Expense [Member]
Related party expense					$ 1,100,000	$ 625,000	$ 1,100,000